General	6 Months Ended
Jun. 30, 2023
Disclosure Of General Information [Abstract]
General
Note 1 - General

Ellomay Capital Ltd. (hereinafter - the “Company”), is an Israeli Company operating in the business of renewable energy, and a power generator and developer of renewable energy and power projects in Europe, Israel and USA. As of June 30, 2023, the Company owns seven photovoltaic plants (each, a “PV Plant” and, together, the “PV Plants”) connected to their respective national grids and operating as follows: (i) five PV Plants in Spain with an aggregate installed capacity of approximately 35.9 Mega Watt (“MW”), (ii) 51% of Talasol, which owns a PV Plant with installed capacity of 300MW in the municipality of Talaván, Cáceres, Spain (hereinafter – the “Talasol PV Plant”) and (iii) one PV Plant in Israel with an aggregate installed capacity of approximately 9 MW. In addition, the Company indirectly owns: (i) 9.375% of Dorad Energy Ltd. (hereinafter - “Dorad”), (ii) Ellomay Solar Italy One SRL and Ellomay Solar Italy Two SRL that are constructing PV Plants with installed capacity of 14.8 MW and 4.95 MW, respectively, in the Lazio Region, Italy, (iii) Ellomay Solar Italy Four SRL, Ellomay Solar Italy Five SRL, Ellomay Solar Italy Seven SRL, Ellomay Solar Italy Nine SRL and Ellomay Solar Italy Ten SRL that are developing photovoltaic projects with installed capacity of 15.06 MW, 87.2 MW, 54.77 MW, 8 MW and 18 MW, respectively, in the Lazio Region, Italy that have reached “ready to build” status, (iv) Groen Gas Goor B.V., Groen Gas Oude-Tonge B.V. and Groen Gas Gelderland B.V., project companies operating anaerobic digestion plants in the Netherlands, with a green gas production capacity of approximately 3 million, 3.8 million and 9.5 million Normal Cubic Meter (“Nm3”) per year, respectively, (v) 83.333% of Ellomay Pumped Storage (2014) Ltd., which is constructing a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel (hereinafter – the “Manara PSP”) and (vi) Fairfield Solar Project, LLC, Malakoff Solar I, LLC, Malakoff Solar II, LLC, that are developing photovoltaic projects with installed capacity of 13 MW, 6.5 MW and 6.5 MW, respectively, in the Dallas Metropolitan area, Texas, and have reached “ready to build” status.

The Company also develops additional PV projects in Italy, US, Spain, and Israel.

The ordinary shares of the Company are listed on the NYSE American and on the Tel Aviv Stock Exchange (under the symbol “ELLO”). The address of the Company’s registered office is 18 Rothschild Blvd., Tel Aviv, Israel.

Issuance of the Company’s Series E Debentures in February 2023

On February 1, 2023, the Company issued NIS 220 million (approximately €58.5 million, as of the issuance date) of the Series E Secured Debentures, due March 31, 2029, through a public offering in Israel. The net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 218 million (approximately €56 million as of the issuance date). The Series E Secured Debentures are secured by the following pledges:

i.
a fixed pledge first degree on shares of Ellomay Luzon Energy Ltd. (“Ellomay Luzon Energy”) held by Ellomay Clean Energy Limited Partnership (“Ellomay Energy LP”), a limited partnership directly and indirectly wholly-owned by the Company, representing a 50% ownership of Ellomay Luzon Energy, which holds 18.75% of Dorad;

ii.
a floating first degree pledge and an assignment by way of a pledge of, and with respect to, Ellomay Energy LP’s rights and agreements in connection with shareholder’s loans provided by Ellomay Energy LP to Ellomay Luzon Energy; and

iii.	a fixed first degree pledge on the Company’s rights and the rights of Ellomay Energy LP in and to a trust bank account in the name of the trustee of the Series E Secured Debentures.

The Series E Secured Debentures are traded on the TASE.

Issuance of the Company’s Series E Debentures in February 2023 (cont’d)

The principal amount of Series E Secured Debentures is repayable in four equal installments on March 31 from 2026 through 2029 (inclusive). The Series E Secured Debentures bear a fixed interest at the rate of 6.05% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on March 31 and September 30, commencing March 31, 2023 through March 31, 2029 (inclusive).

The Series E Deed of Trust includes customary provisions, including (i) a negative pledge such that the Company may not place a floating charge on all of the Company’s assets, subject to certain exceptions and (ii) an obligation to pay additional interest for failure to maintain certain financial covenants, with an increase of 0.25% in the annual interest rate for the period in which the Company does not meet each standard and up to an increase of 0.75% in the annual interest rate. The Series E Deed of Trust does not restrict the Company’s ability to issue any new series of debt instruments, other than in certain specific circumstances, and enables the Company to expand the Series E Secured Debentures up to an aggregate par value of NIS 220 million subject to certain conditions.

The Series E Deed of Trust includes a number of customary causes for immediate repayment, including a default with certain financial covenants for the applicable period, and as noted above a mechanism for the update of the annual interest rate in the event the Company do not meet certain financial covenants. The financial covenants are as follows:

a.
The Company’s Adjusted Balance Sheet Equity (as such term is defined in the Series E Deed of Trust, which, among other exclusions, excludes changes in the fair value of hedging transactions of electricity prices, such as the PPA executed in connection with the Talasol PV Plant), on a consolidated basis, shall not be less than €75 million for two consecutive quarters for purposes of the immediate repayment provision and shall not be less than €80 million for purposes of the update of the annual interest provision;

b.
The ratio of (a) the short-term and long-term debt from banks, in addition to the debt to holders of debentures issued by the Company and any other interest-bearing financial obligations provided by entities who are in the business of lending money (excluding financing of projects and other exclusions as set forth in the Series E Deed of Trust), net of cash and cash equivalents, short-term investments, deposits, financial funds and negotiable securities, to the extent that these are not restricted (with the exception of a restriction for the purpose of securing any financial debt according to this definition) (hereinafter, together – the “Series E Net Financial Debt”), to (b) the Company’s Adjusted Balance Sheet Equity, on a consolidated basis, plus the Series E Net Financial Debt (hereinafter – the “Series E CAP, Net”), to which the Company refer herein as the Series E Ratio of Net Financial Debt to Series E CAP, Net, shall not exceed the rate of 65% for three consecutive quarters for purposes of the immediate repayment provision and shall not exceed a rate of 60% for purposes of the update of the annual interest provision; and

c.
The ratio of (a) the Company’s Series E Net Financial Debt, to (b) the Company’s earnings before financial expenses, net, taxes, depreciation and amortization, where the revenues from the Company’s operations, such as the Talmei Yosef project, are calculated based on the fixed asset model and not based on the financial asset model (IFRIC 12), and before share-based payments, when the data of assets or projects whose Commercial Operation Date occurred in the four quarters that preceded the test date will be calculated based on Annual Gross Up (as such terms are defined in the Series E Deed of Trust), based on the aggregate four preceding quarters (hereinafter – the “Series E Adjusted EBITDA”), to which the Company refer to herein as the Series E Ratio of Net Financial Debt to Series E Adjusted EBITDA, shall not be higher than 12 for three consecutive quarters for purposes of the immediate repayment provision and shall not be higher than 11 for purposes of the update of the annual interest provision.

As of June 30, 2023, the financial covenants were met.